SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

14.	SHARE CAPITAL

14.1       Authorized: Unlimited number of common shares without par value

14.2        Issued and Outstanding Common Shares:

The details for the common share issuances during the year ended December 31, 2023 are as follows:

a.	During the year ended December 31, 2023, the Company issued 925,667 shares at prices ranging from $0.87 to $1.01 per share. The Company incurred share issuance costs of $48 for net proceeds of $819 through its At-the-Market equity program.

The details for the common share issuances during the year ended December 31, 2022 were as follows:

b.	During the year ended December 31, 2022, 4,444,445 units, each unit consisting of one common share and one warrant, were issued for a private placement at a price of $2.70 for gross proceeds of $12,000. The value allocated to the warrants based on the residual value method was $nil. The Company also incurred share issuance costs of $1,283 in relation to this private placement.

During the year ended December 31, 2022, the Company also issued 5,118,554 shares at prices ranging from $0.79 to $3.65, the Company incurred share issuance costs of $205 for net proceeds of $6,244 through its At-the-Market equity program.

c.	During the year ended December 31, 2022, 166,000 RSU’s were vested for gross cash proceeds of $nil.

d.	During the year ended December 31, 2022, 66,661 stock options were exercised by employees of the Company at an average exercise price of $1.13 for gross proceeds of $75.

The details for the common share issuances during the year ended December 31, 2021 were as follows:

e.	During the year ended December 31, 2021, 4,114,242 shares were issued on settlement of a private placement at a price of $4.27 for gross proceeds of $17,563. The Company also incurred share issuance costs of $3,567 in relation to this private placement.

f.	During the year ended December 31, 2021, 1,924,721 warrants were exercised at an average exercise price of $3.18 per share for gross proceeds of $6,128.

g.	During the year ended December 31, 2021, 256,662 stock options were exercised by employees of the Company at an average exercise price of $1.62 for gross proceeds of $416.

14.3        Share Purchase Warrants

A summary of the Company’s share purchase warrants are as follows:

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2020	1,934,100	3.89
Issued	2,407,304	6.64
Forfeited	(9,379)	4.50
Exercised	(1,924,721)	3.89
Outstanding, December 31, 2021	2,407,304	6.64

Issued	5,577,778	3.84
Cancelled	(412,000)	4.50
Outstanding, December 31, 2022	7,573,082	4.53

Issued	2,250,000	1.45
Cancelled	(1,000,000)	2.25
Outstanding, December 31, 2023	8,823,082	4.00

During the year ended December 31, 2023, the Company issued 1,500,000 warrants as part of a debt extension agreement (Note 11) with an exercise price of C$1.33. The warrants expire on October 4, 2024. 1,000,000 warrants from the previous extension on June 15, 2022, were cancelled.

During the year ended December 31, 2023, the Company issued 750,000 warrants as part of a consulting contract with an exercise price of $1.68. The warrants expire as follows: 250,000 warrants expire on December 31, 2025, 250,000 warrants expire on March 31, 2026, and 250,000 warrants expire on June 30, 2026.

During the year ended December 31, 2022, the Company issued 4,444,445 warrants and 133,333 agent warrants, as part of a private placement agreement with exercise prices of $2.97 and $3.36, respectively. The warrants expire 3 years and 2 years, respectively, from the date of closing of the placement.

During the year ended December 31, 2022, the Company issued 1,000,000 warrants as part of a debt extension agreement (Note 11) with an exercise price of C$2.25. The warrants originally expired on October 4, 2023.

During the year ended December 31, 2021, the Company issued 1,995,304 warrants as part of a private placement agreement with an exercise price of $5.10. The warrants expire 3 years from the date of closing of the placement.

During the year ended December 31, 2021, the Company issued 412,000 warrants as part of a debt agreement (Note 11) with an exercise price of C$7.50. The warrants expire 12 months from the date of issue.

14.4 Directors, Consultants, and Employee stock options

The Company has adopted a share option plan for which options to acquire up to 10% of the issued share capital, at the award date, may be granted to eligible optionees from time to time. Generally, share options granted have a maximum term of five years, and a vesting period and exercise price determined by the directors.

A summary of the Company’s directors, consultants, and employee stock options are as follows:

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2020	1,173,320	2.70
Issued	684,999	6.71
Exercised	(256,662)	2.06
Outstanding, December 31, 2021	1,601,657	4.52

Issued	387,500	1.60
Forfeited	(341,670)	5.21
Exercised	(66,661)	1.40
Outstanding, December 31, 2022	1,580,826	3.79

Issued	602,000	1.17
Forfeited	(514,999)	3.02
Outstanding, December 31, 2023	1,667,827	3.08

During the year ended December 31, 2023, the Company granted 602,000 stock options to executives and directors to purchase common shares of the Company with exercise prices ranging from C$1.02 to C$1.18 per common share and expiring in five years. These stock options vest over three years.

During the year ended December 31, 2022, the Company granted 387,500 stock options to executives and directors to purchase common shares of the Company with exercise prices ranging from C$1.30 to C$2.98 per common share and expiring in three to five years. These stock options vest over one to three years.

During the year ended December 31, 2021, the Company granted 524,999 stock options to consulting firms to purchase common shares of the Company with exercise prices ranging from C$5.86 to C$9.36 per common share expiring in one to five years.

During the year ended December 31, 2021, the Company granted 160,000 stock options to executives and directors to purchase common shares of the Company with exercise prices ranging from C$7.20 to C$7.24 per common share and expiring in five years. These stock options vest over three years.

During the year ended December 31, 2023, the Company recognized $88 (2022 - $116; 2021 - $814) on the grant and vesting of options to directors, consultants and employees. The grant date fair value per option was calculated using the Black-Scholes model with the following weighted average assumptions:

	December 31, 2023	December 31, 2022	December 31, 2021

Fair value at grant date (C$)	$0.55	$0.75	$4.20
Fair value at grant date (US$)	$0.42	$0.56	$3.27
Risk-free interest rate	4.01%	3.47%	0.42%
Expected life of options	5 years	5 years	4 years
Expected dividend rate	0%	0%	0%
Annualized volatility	80%	97%	90%
Forfeiture rate	15%	14%	3%

The following tables summarize information about the Company’s stock options outstanding at December 31, 2023:

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

January 17, 2019	166,666	166,666	2.40	0.05	January 17, 2024
November 15, 2019	233,333	233,333	1.50	0.88	November 15, 2024
November 28, 2019	16,666	16,666	1.56	0.91	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.34	May 4, 2025
November 23, 2020	66,664	66,664	6.15	1.90	November 23, 2025
January 12, 2021	333,333	333,333	6.51	2.03	January 11, 2026
February 1, 2021	41,666	41,666	9.36	2.09	January 31, 2026
April 27, 2021	60,000	50,000	7.24	2.32	April 26, 2026
March 31, 2022	40,000	20,000	2.98	3.25	March 30, 2027
November 25, 2022	82,500	27,500	1.30	3.90	November 24, 2027
May 11, 2023	50,000	8,333	1.02	4.36	May 10, 2028
November 15, 2023	552,000	—	1.30	4.88	November 14, 2028

Total	1,667,827	989,160

14.5        Restricted Share Units

Pursuant to the Company’s Restricted Share Unit (“RSU”) Incentive Plan approved by the board of directors of the Company on June 8, 2015, restricted stock units to acquire common shares of the Company may be granted to specified service providers of the Company in accordance with the terms and conditions of the plan.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

A summary of the Company’s RSU’s are as follows:

Number of RSUs

Outstanding, December 31, 2020	—
Issued	166,000
Outstanding, December 31, 2021	166,000

Vested	(166,000)
Outstanding, December 31, 2022 and December 31, 2023	—

On April 27, 2021 the Company issued 166,000 RSU’s to directors and officers of the Company that vested on November 17, 2022. At December 31, 2023, there were nil RSUs outstanding (December 31, 2022 – nil;

December 31, 2021 – 166,000). During the year ended December 31, 2023, the Company recorded $nil (December 31, 2022 - $696; December 31, 2021 - $216) as stock-based compensation for the fair value of the RSUs issued.

14.6 Deferred Share Units

Pursuant to the Company’s Deferred Share Unit (“DSU”) Incentive Plan approved by the board of directors of the Company on July 8, 2018, deferred stock units to acquire common shares of the Company may be granted to specified board members of the Company in accordance with the terms and conditions of the plan.

Each DSU entitles the participant to receive one common share upon vesting. DSUs vest into common shares on the board members’ separation date from the board of directors. DSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such DSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the DSU vests and the DSU participant receives common shares.

A summary of the Company’s DSUs are as follows:

Number of DSUs

Outstanding, December 31, 2020	95,141
Issued	75,650
Outstanding, December 31, 2021	170,791

Issued	452,910
Outstanding, December 31, 2022	623,701

Issued	666,749
Outstanding, December 31, 2023	1,290,450

During the year ended December 31, 2023, the Company issued 666,749 DSUs (December 31, 2022 – 452,910; December 31, 2021 – 75,650) to board members of the Company that vest upon the board member’s separation date from the Board of Directors.

During the year ended December 31, 2023, the Company recorded $555 (December 31, 2022 - $569;

December 31, 2021 - $323) as stock-based compensation for the fair value of the DSUs issued.